Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities
	Barclays Bank Group
	2019	2018
	£m	£m
As at 1 January	35,327	24,193
Issuances	6,785	221
Redemptions	(7,804)	(3,246)
Other	(883)	14,159
As at 31 December	33,425	35,327

	Barclays Bank Group
	2019	2018
	£m	£m
Undated subordinated liabilities	1,073	4,313
Dated subordinated liabilities	32,352	31,014
Total subordinated liabilities	33,425	35,327

Undated Subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities
Undated subordinated liabilities		Barclays Bank Group
		2019	2018
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	16	16
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	203	199
Reserve Capital Instruments (RCIs)
6.3688% Step-up Callable Perpetual Reserve Capital Instruments	2019	-	34
14% Step-up Callable Perpetual Reserve Capital Instruments	2019	-	3,189
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	53	51
Undated Notes
7.125% Undated Subordinated Notes	2020	165	173
6.125% Undated Subordinated Notes	2027	42	42
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	29	30
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m)	Any interest payment date	92	95
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m)	Any interest payment date	191	199
Undated Floating Rate Primary Capital Notes Series 3	Any interest payment date	21	21
Bonds
9.25% Perpetual Subordinated Bonds (ex-Woolwich Plc)	2021	81	83
9% Permanent Interest Bearing Capital Bonds	At any time	44	44
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	55	56
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	81	81
Total undated subordinated liabilities		1,073	4,313

Dated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities
26 Subordinated liabilities continued
Dated subordinated liabilities			Barclays Bank Group

			2019	2018
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Floating Rate Subordinated Notes (EUR 50m)		2019	-	45
5.14% Lower Tier 2 Notes (USD 1,094m)		2020	832	851
6% Fixed Rate Subordinated Notes (EUR 1,500m)		2021	1,375	1,474
9.5% Subordinated Bonds (ex-Woolwich Plc)		2021	239	256
Subordinated Floating Rate Notes (EUR 100m)		2021	85	89
10% Fixed Rate Subordinated Notes		2021	2,157	2,194
10.179% Fixed Rate Subordinated Notes (USD 1,521m)		2021	1,123	1,143
Subordinated Floating Rate Notes (EUR 50m)		2022	43	45
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	957	1,032
7.625% Contingent Capital Notes (USD 3,000m)		2022	2,453	2,502
Subordinated Floating Rate Notes (EUR 50m)		2023	42	45
5.75% Fixed Rate Subordinated Notes		2026	350	351
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	105	107
6.33% Subordinated Notes		2032	62	61
Subordinated Floating Rate Notes (EUR 68m)		2040	58	61
External issuances by other subsidiaries		2021-2024	358	384
Barclays Bank PLC notes issued intra-group to Barclays PLC
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,309	1,361
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	116	116
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,036	1,001
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m)	2027	2028	944	911
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m)	2029	2030	994	-
5.25% Fixed Rate Subordinated Notes (USD 827m)		2045	651	-
4.95% Fixed Rate Subordinated Notes (USD 1,250m)		2047	849	-
Floating Rate Subordinated Notes (USD 456m)		2047	350	-
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			7,548	10,147
Various Subordinated Floating Rate Loans			1,094	1,023
Various Fixed Rate Subordinated Callable Loans			5,225	3,754
Total dated subordinated liabilities			32,352	31,014